The Dreyfus/Laurel Funds, Inc.

- Dreyfus Floating Rate Income Fund (the "Fund")

Incorporated herein by reference on behalf of the Fund is a Supplement to the Fund's Prospectus, dated September 23, 2013, filed pursuant to Rule 497 (e) under the Securities Act of 1933, as amended, on July 24, 2014 (SEC Accession No. 0000819940-14-000070).